Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	21 Months Ended	25 Months Ended	37 Months Ended	57 Months Ended	60 Months Ended	70 Months Ended	83 Months Ended	99 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000174221
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%	17.61%					16.17%			14.58%
C000240124
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%	18.26%		29.77%
C000199548
Average Annual Return [Line Items]
Average Annual Return, Percent	0.47%	7.52%					11.47%		8.58%
C000240126
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%	15.45%		11.07%
C000211558
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%	13.70%					16.19%	15.00%
C000232922
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%	15.72%			9.44%
C000242847
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%	19.70%	24.51%
C000219749
Average Annual Return [Line Items]
Average Annual Return, Percent	4.07%	15.80%				16.73%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI USA Index
Average Annual Return, Percent	6.49%	18.55%					16.81%			14.87%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent	6.49%	18.55%		21.98%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI USA Index
Average Annual Return, Percent	6.49%	18.55%					16.81%		14.32%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent	6.49%	18.55%		21.98%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI USA Index
Average Annual Return, Percent	6.49%	18.55%					16.81%	15.14%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI USA Index
Average Annual Return, Percent	6.49%	18.55%			10.95%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
Average Annual Return, Percent	6.49%	18.55%	22.98%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent	6.49%	18.55%				16.29%
MSCI USA Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Focus Index
Average Annual Return, Percent	5.68%	17.80%					16.33%			14.76%
MSCI USA Growth Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Growth Extended ESG Focus Index
Average Annual Return, Percent	7.24%	18.54%		29.89%
MSCI USA Small Cap Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Small Cap Extended ESG Focus Index
Average Annual Return, Percent	0.54%	7.74%					11.59%		8.70%
MSCI USA Value Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Extended ESG Focus Index
Average Annual Return, Percent	3.40%	15.73%		11.27%
MSCI USA Extended ESG Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Leaders Index
Average Annual Return, Percent	3.37%	13.81%					16.29%	15.10%
MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Average Annual Return, Percent	4.05%	15.84%			9.51%
MSCI USA Extended Climate Action Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended Climate Action Index
Average Annual Return, Percent	7.51%	19.80%	24.57%
MSCI USA Choice ESG Screened Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Choice ESG Screened Index
Average Annual Return, Percent	4.13%	15.93%				16.88%